SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Summary of financial information by segment
The following summaries present certain financial information regarding the partnership’s operating segments for the years ended December 31, 2022, 2021, and 2020.

(US$ Millions)	Total revenue			FFO
Years ended Dec. 31,	2022	2021	2020	2022	2021	2020
Core Office	$2,210	$2,198	$2,049	$325	$539	$495
Core Retail	1,557	1,510	1,612	626	450	521
LP Investments	3,593	3,387	2,920	288	179	64
Corporate	5	5	12	(653)	(590)	(373)
Total	$7,365	$7,100	$6,593	$586	$578	$707

The following summary presents the detail of total revenue from the partnership’s operating segments for the years ended December 31, 2022, 2021 and 2020:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2022
Core Office	$1,373	$469	$22	$346	$2,210
Core Retail	1,138	264	—	155	1,557
LP Investments	1,357	248	1,489	499	3,593
Corporate	—	—	—	5	5
Total	$3,868	$981	$1,511	$1,005	$7,365

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2021
Core Office	$1,467	$442	$9	$280	$2,198
Core Retail	1,113	259	—	138	1,510
LP Investments	1,639	243	1,064	441	3,387
Corporate	—	—	—	5	5
Total	$4,219	$944	$1,073	$864	$7,100

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2020
Core Office	$1,429	$446	$6	$168	$2,049
Core Retail	1,166	284	—	162	1,612
LP Investments	1,805	267	696	152	2,920
Corporate	—	—	—	12	12
Total	$4,400	$997	$702	$494	$6,593

The following summaries presents share of net earnings from equity accounted investments and interest expense from the partnership’s operating segments for the years ended December 31, 2022, 2021, and 2020.

(US$ Millions)	Share of net earnings from equity accounted investments			Interest expense
Years ended Dec. 31,	2022	2021	2020	2022	2021	2020
Core Office	$550	$644	$150	$(723)	$(570)	$(586)
Core Retail	234	472	(743)	(660)	(649)	(647)
LP Investments	42	(96)	(156)	(1,000)	(1,069)	(1,104)
Corporate	—	—	—	(300)	(305)	(255)
Total	$826	$1,020	$(749)	$(2,683)	$(2,593)	$(2,592)
The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of December 31, 2022 and 2021:

	Total assets		Total liabilities		Equity accounted investments
(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Core Office	$34,039	$37,661	$17,581	$18,172	$8,547	$9,819
Core Retail	30,363	30,585	13,850	14,316	9,674	9,945
LP Investments	47,458	43,403	32,146	27,516	1,722	1,043
Corporate	656	355	7,202	6,995	—	—
Total	$112,516	$112,004	$70,779	$66,999	$19,943	$20,807

Summary of reconciliation of FFO to net income
The following summary presents a reconciliation of FFO to net income for the years ended December 31, 2022, 2021, and 2020:

(US$ Millions) Years ended Dec. 31,	2022	2021	2020
FFO(1)	$586	$578	$707
Add (deduct):
Fair value gains (losses), net	20	2,521	(1,322)
Share of equity accounted income (losses) - non-FFO	120	404	(1403)
Depreciation and amortization of real-estate assets	(190)	(203)	(249)
Income tax (expense)	(281)	(490)	(220)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(387)	(1,534)	129
Net income (loss) attributable to unitholders(2)	(132)	1,276	(2,358)
Non-controlling interests of others in operational subsidiaries and properties	1,128	2,223	300
Net income (loss)	$996	$3,499	$(2,058)
(1)FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.
(2)Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.

Summary of financial information by geographic regions
The following summary presents financial information by the partnership’s geographic regions in which it operates:

	Total revenue for the years ended Dec. 31,			Total non-current assets as at Dec. 31,
(US$ Millions)	2022	2021	2020	2022	2021
United States	$4,740	$4,911	$4,743	$76,145	$64,695
Canada	491	421	424	5,120	5,446
Australia	360	322	182	2,338	4,081
Europe	1,151	887	592	11,949	16,956
Brazil	102	71	82	1,411	656
China	5	3	94	389	294
India	288	274	287	4,014	4,191
South Korea	228	211	189	3,745	—
United Arab Emirates	—	—	—	319	250
Total	$7,365	$7,100	$6,593	$105,430	$96,569